INVENTORY	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY
NOTE 3: -     INVENTORY

a.	Inventory is comprised of the following:

	December 31,
	2023	2022

Raw materials	$640	$1,053
Work in process	803	2,242
Finished goods	425	941

	$1,868	$4,236

b.	During the years ended December 31, 2023, 2022 and 2021, the Company recorded inventory write offs in the amount of $6,938, $3,166 and $4,359, respectively.